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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   8/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $864,840,961

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


























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


                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                          June 30, 2000

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6           ITEM 7        ITEM 8
    NAME                 CLASS                       FAIR         SHARES      INVESTMENT AUTHORITY             VOTING AUTHORITY
     OF                    OF                        MARKET         OF        ---------------------   OTHER   -------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL   (a) SOLE  (b)  SHARED  MANAGER  (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------   --------  ------------ -------- --------  ----------


3COM CORP-W/RTS
  TO PUR C/STK         Common Stock   885535104   47,972,812.50     832,500      832,500             NONE       319,000    513,500
ACTIVE SOFTWARE INC.   Common Stock   00504E100   15,543,000.00     198,000      198,000             NONE       126,300     71,700
AKAMAI TECHNOLOGIES    Common Stock   00971T101    2,701,562.50      22,750       22,750             NONE        19,939      2,811
ALCATEL ALSTHOM        Common Stock   013904305   11,931,696.00     179,424      179,424             NONE       111,521     67,903
AMERICA ONLINE INC     Common Stock   023645104    5,649,714.75     107,358      107,358             NONE       107,358          0
AMERICAN INTL
  GROUP INC            Common Stock   026874107    9,042,535.62      76,958       76,958             NONE        76,958          0
APPLIED MATERIALS
  INC.                 Common Stock   038222105    4,680,146.87      51,643       51,643             NONE        38,551     13,092
AT HOME CORP-SER A     Common Stock   045919107    6,743,750.00     325,000      325,000             NONE             0    325,000
AT&T CORP              Common Stock   001957109    1,424,404.69      44,775       44,775             NONE        44,775          0
BESTFOODS              Common Stock   08658U101   42,831,125.00     618,500      618,500             NONE       410,900    207,600
BP AMOCO-ADR           Common Stock   055622104    4,150,839.00      73,304       73,304             NONE        43,624     29,680
BROADVISION INC.       Common Stock   111412102    3,571,509.00      70,288       70,288             NONE        60,185     10,103
BURR BROWN CORP.       Common Stock   122574106   25,460,118.75     293,700      293,700             NONE       193,300    100,400
CENTRAL NEWSPAPERS     Common Stock   154647101      442,750.00       7,000        7,000             NONE         7,000          0
CHAMPPS ENTERTAINMENT  Common Stock   158787101   13,392,919.75   2,491,706    2,491,706             NONE     1,577,056    914,650
CISCO SYSTEMS          Common Stock   17275R102   14,504,835.37     228,198      228,198             NONE       216,316     11,882
CMGI INC.              Common Stock   125750109    4,228,814.44      92,307       92,307             NONE        72,903     19,404
CORNING INC.           Common Stock   219350105   14,528,070.00      53,920       53,920             NONE        44,270      9,650
CVS CORP DELAWARE      Common Stock   126650100    1,089,200.00      27,230       27,230             NONE        27,230          0
DOUBLECLICK INC.       Common Stock   2586D9304    3,677,537.50      96,460       96,460             NONE        57,460     39,000
E*TRADE GROUP INC.     Common Stock   269246104    1,324,537.50      80,275       80,275             NONE             0     80,275
E-TEK DYNAMICS INC.    Common Stock   269240107    1,055,250.00       4,000        4,000             NONE         4,000          0
FLEXTRONICS INTL LTD   Common Stock   879369106   12,237,502.37     178,162      178,162             NONE       123,487     54,675
FRESENIUS NATIONAL
  MEDICAL              Common Stock   358030203        2,276.50      78,500       78,500             NONE        78,500          0
GENERAL ELECTRIC       Common Stock   369604103    5,708,248.00     109,774      109,774             NONE       109,774          0
GLOBAL CROSSING LTD    Common Stock   G3921A100   20,837,737.06     791,933      791,933             NONE       393,033    398,900
HARMONIC INC.          Common Stock   413160102    2,141,023.50      86,506       86,506             NONE        58,236     28,270
HONEYWELL              Common Stock   438506107      974,645.31      28,825       28,825             NONE             0     28,825
I2 TECHNOLOGIES INC.   Common Stock   465754109    7,274,091.33      69,765       69,765             NONE        52,825     16,940
INAMED CORP.           Common Stock   453235103       91,562.50       2,500        2,500             NONE         2,500          0




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

INFINITY BROADCASTING
  CORP.                Common Stock   45662S102    2,008,617.19      55,125       55,125             NONE             0     55,125
JDS UNIPHASE           Common Stock   46612J101   26,953,414.25     224,846      224,846             NONE       175,946     48,900
JOHNSON & JOHNSON      Common Stock   478160104      324,691.87       3,195        3,195             NONE             0      3,195
KANA COMMUNICATIONS    Common Stock   483600102    1,427,703.75      23,074       23,074             NONE        17,264      5,810
LIBERTY MEDIA CLASS A  Common Stock   001957208    7,862,497.50     322,564      322,564             NONE       258,590     63,974
LOUIS DREYFUS NATURAL
  GAS CP               Common Stock   546011107    1,095,937.50      35,000       35,000             NONE             0     35,000
LUCENT TECHNOLOGIES    Common Stock   55268B106   10,417,621.50     178,079      178,079             NONE       142,379     35,700
LYCOS INC.             Common Stock   550818108   13,245,312.50     245,000      245,000             NONE       115,500    129,500
MALLINCKRODT INC.      Common Stock   561232109   14,768,750.00     340,000      340,000             NONE       198,300    141,700
MCI WORLDCOM INC       Common Stock   98155K102    4,599,840.37     100,269      100,269             NONE       100,269          0
MEDIAONE GROUP INC     Common Stock   58440J104   35,045,833.03     527,070      527,070             NONE       190,745    336,325
MEDTRONIC INC          Common Stock   585055106   10,760,496.25     216,020      216,020             NONE       216,020          0
MILLENNIUM
  PHARMACEUTICALS      Common Stock   599902103    2,681,867.50      23,972       23,972             NONE        18,216      5,756
MOTOROLA INC           Common Stock   620076109    3,664,577.81     126,093      126,093             NONE        27,768     98,325
NABISCO HOLDINGS
  CORP-CL A            Common Stock   629526104   36,699,137.50     698,200      698,200             NONE       442,200    256,000
NORTEL NETWORKS        Common Stock   665815106   14,676,620.00     212,320      212,320             NONE       100,620    111,700
O'SULLIVAN INDUSTRIES  Preferred
  $1.50 PER SHARE 12%   Stock         67104Q205    3,016,350.00   2,010,900    2,010,900             NONE     1,960,900     50,000
OPENTV CORPORATION     Common Stock   G67543101      457,725.00      10,200       10,200             NONE        10,000        200
PFIZER INC.            Common Stock   717081103    7,386,456.25     155,300      155,300             NONE       122,300     33,000
PRIMARK CORP           Common Stock   741903108    6,496,400.00     174,400      174,400             NONE        99,700     74,700
QWEST COMMUNICATIONS
  INTERNATIONAL        Common Stock   749121109      496,875.00      10,000       10,000             NONE             0     10,000
RELIASTER  FIN CORP.   Common Stock   75952U103   25,725,837.50     490,600      490,600             NONE       289,200    201,400
SANMINA CORP           Common Stock   800907107    5,596,830.00      65,460       65,460             NONE        55,860      9,600
SEAGATE TECHNOLOGY     Common Stock   811804103   90,507,175.00   1,612,600    1,612,600             NONE       723,150    889,450
SHARED MEDICAL
  SYSTEMS CORP.        Common Stock   819486101   20,637,100.00     282,700      282,700             NONE       141,000    141,700
SOLECTRON CORP         Common Stock   834182107    8,212,776.25     196,126      196,126             NONE       148,346     47,780
SPYGLASS INC.          Common Stock   852192103    7,073,493.75     225,900      225,900             NONE       160,280     65,620
STRATOS LIGHTWAVE
  INC.                 Common Stock   863100103      278,750.00      10,000       10,000             NONE        10,000          0
SUNTRUST BANKS INC     Common Stock   867914103    2,506,142.12      54,854       54,854             NONE        54,854          0
TELECOMMUNICATIONS
  DE SAO PAULA         Common Stock   87929A102   24,272,514.56     877,100      877,100             NONE       501,700    375,400
TELEFONICA DE
  ARGENTINA SA         Common Stock   879378206   20,542,087.68     577,700      577,700             NONE       319,100    258,600
TELEFONICA DEL PERU    Common Stock   879384105   15,279,654.40     989,000      989,000             NONE       591,550    397,450
TERRA NETWORKS
  SA-ADR               Common Stock   88100W103    3,526,686.86      95,100       95,100             NONE        45,000     50,100
TEXAS INSTRUMENTS INC  Common Stock   882508104    1,373,750.00      20,000       20,000             NONE             0     20,000
US WEST INC.           Common Stock   91273H101   27,049,064.08     314,800      314,800             NONE       169,900    144,900
VASTAR RESOURCES INC.  Common Stock   922380100    3,531,375.00      43,000       43,000             NONE        41,200      1,800
VERIO INC.             Common Stock   923433106   56,090,075.00   1,006,100    1,006,100             NONE       494,800    511,300
VERISIGN INC.          Common Stock   92343E102    3,371,150.00      19,100       19,100             NONE        10,500      8,600
VERITAS SOFTWARE CORP. Common Stock   923436109    4,393,862.50      39,100       39,100             NONE             0     39,100
VIGNETTE CORPORATION   Common Stock   926734104    3,132,281.25      60,200       60,200             NONE        54,000      6,200


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

VODAFONE PLC ADR       Common Stock   92857T107   22,282,392.50     533,710      533,710             NONE       533,710          0
VOICESTREAM WIRELESS   Common Stock   928615103    4,133,656.12      35,544       35,544             NONE        28,156      7,388
WEBMETHODS INC.        Common Stock   97468C108    3,359,800.00      21,400       21,400             NONE        15,500      5,900
WELLS FARGO            Common Stock   949746101    2,579,316.25      66,563       66,563             NONE        66,563          0
YOUNG & RUBICAM        Common Stock   987425105   20,084,250.00     351,200      351,200             NONE       220,200    131,000
                                                 --------------
                                      Total:     864,840,961.40













































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02090001.AG9